LEASES - Schedule of Operating Lease Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Rent expense	$ 13,016	$ 11,946
Variable lease payments	$ 280	$ 429
Weighted-average remaining lease term (in years)	7 years 4 months 24 days	8 years 2 months 12 days
Weighted-average discount rate	6.10%	5.70%
Initial recognition (derecognition) of right-of-use assets and operating lease liability	$ (1,839)	$ 68,819